Expense Example - FidelityInternationalDiscoveryFund-KPRO - FidelityInternationalDiscoveryFund-KPRO - Fidelity International Discovery Fund - Fidelity International Discovery Fund - Class K	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628